Financial instruments by category	12 Months Ended
Jun. 30, 2018
Financial instruments by category
Financial instruments by category

17 Financial instruments by category

	Note	2018 £'000	2017 £'000
Assets as per balance sheet
Derivatives used for hedging:
Derivative financial instruments	18	4,490	—
At fair value through profit and loss:
Derivative financial instruments	18	1,476	4,884
Loans and receivables:
Trade and other receivables excluding prepayments(1)	19	161,922	105,631
Cash and cash equivalents	20	242,022	290,267

		409,910	400,782

Liabilities as per balance sheet
Derivatives used for hedging:
Derivative financial instruments	18	—	655
At fair value through profit and loss:
Derivative financial instruments	18	—	1,253
Other financial liabilities at amortized cost:
Trade and other payables excluding social security and other taxes(2)	23	354,350	255,779
Borrowings	24	495,768	503,354

		850,118	761,041

(1)	Prepayments are excluded from the trade and other receivables balance, as this analysis is required only for financial instruments.
(2)	Social security and other taxes are excluded from the trade and other payables balance, as this analysis is required only for financial instruments.

        The Group's exposure to various risks associated with the financial instruments is discussed in note 31. The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets mentioned above.